SHORT TERM LOAN (Details Narrative) - Stardust Power Inc And Subsidiary [Member] - USD ($)		3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Nov. 19, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023 [1]	Sep. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short term borrowings		$ 383,797			$ 383,797	$ 72,967
Interest expense		$ 8,558		$ 7,111	$ 10,637 [1]	7,828
Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short term borrowings	$ 80,800
Debt instrument, payment terms	The debt is payable in monthly installments of $ 8,389 per month for 10 months.
Monthly installments	$ 8,389
Debt instrument, interest rate	8.25%
Carrying amount	$ 72,967
Interest expense						$ 717

[1]	Includes related party amounts of $Nil and $7,111 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.